Related Party Transactions - Additional Information (Detail) (AUD)	0 Months Ended		1 Months Ended
	Dec. 17, 2012	Nov. 26, 2012	Aug. 31, 2013	Sep. 30, 2011	Sep. 27, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Decrease in ownership shares held by related party in the company					1.00%
Price of a share						0.90
Share Purchase Plan [Member]
Related Party Transaction [Line Items]
Common stock shares issued	1,292,713
Aggregate total raised	1,163,442
Net total raised	1,145,990
Placement [Member]
Related Party Transaction [Line Items]
Common stock shares issued		13,334,000
Price of a share		0.90
Aggregate total raised through placement		12,000,600
Net total raised through placement		11,460,573
SpeeDx [Member]
Related Party Transaction [Line Items]
Agreement of milestone payments				500,000
Consulting fees			77,758
Success fee			50,000
Ownership shares held in Company which has one of our directors					33.00%
Ownership shares held in Company which has one of our directors					33.00%
SpeeDx [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Sales and licensing revenues payments				5.00%
SpeeDx [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Sales and licensing revenues payments				15.00%
PFM Cornerstone Limited [Member]
Related Party Transaction [Line Items]
Decrease in ownership shares held by related party in the company					6.00%
Wilson HTM [Member] | Share Purchase Plan [Member]
Related Party Transaction [Line Items]
Management fee	17,452
Wilson HTM [Member] | Placement [Member]
Related Party Transaction [Line Items]
Management fee		180,009
Selling fee		360,018